Recapitalization - Schedule of Reconciles Business Combination (Details) - Business Combination [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Schedule of Reconciles Business Combination [Line Items]
Cash-trust and cash, net of redemptions	$ 2,455,361	$ 2,455,361
Add: proceeds from PIPE investment	4,999,998	4,999,998
Less: transaction costs and advisory fees, paid	(7,455,359)	(7,455,359)
Net proceeds from the Business Combination
Less: Subject Vesting Shares liability	(11,792,000)	(11,792,000)
Less: True Up Shares liability	(555,000)	(555,000)
Less: accounts payable and accrued liabilities combined	(9,054,854)	(9,054,854)
Add: other, net	374,377	374,377
Reverse recapitalization, net	$ (21,027,477)	$ (21,027,477)